TRADE AND OTHER NON TRADE PAYABLES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Other payables	$ 13,744,000	$ 7,750,000
Suppliers	647,000	344,000
Total non-current	14,391,000	8,094,000
Suppliers	74,616,000	92,216,000
Advances	2,296,000	1,862,000
Total current trade payables	76,912,000	94,078,000
Suppliers of fixed assets	26,003,000	15,598,000
Personnel	67,644,000	80,631,000
Other Payables	13,526,000	17,787,000
Current deposits from customers	789,000	438,000
Total current other non-trade payables	107,962,000	114,454,000
Total Current	184,874,000	208,532,000
Total	$ 199,265,000	$ 216,626,000